Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies Tables
Schedule of Derivative Liabilities at Fair Value
Warrant
Liability
Balance at December 31, 2016	$1,242,120
New issuances	200,000
Change in fair value	501,763
Balance at December 31, 2017	$1,943,883

Schedule of antidilutive securities
	2017	2016

Stock Options	21,593,385	16,203,385
Warrants	97,977,851	78,086,749
Warrants	14,641,190	-
Anti-dilutive equity securities	134,212,426	94,290,134